VOYAGE REVENUES	6 Months Ended
Jun. 30, 2019
VOYAGE REVENUES [Abstract]
VOYAGE REVENUES
11. VOYAGE REVENUES

Voyage revenues for the six-month periods ended June 30, 2019 and June 30, 2018 consist of time charter revenues and spot charter revenues.

All amounts in USD ‘000	2019	2018
Spot charter revenues	138,869	126,243
Time charter revenues	15,575	13,787
Total Voyage Revenues	154,444	140,030

The Company has five time charter contracts committed as of June 30, 2019. The future minimum revenues as at June 30, 2019 related to time charter revenues are as follows:

All amounts in USD ‘000	Amount
2019	12,265
2020	13,110
2021	7,315
Future minimum revenues	32,690

As of June 30, 2019, the Company had one vessel out on a time charter contract with a profit sharing mechanism, with a remaining contract duration of less than three months. The expected revenue from this contract is included above with the minimum rate agreed.

The Company has as of June 30, 2019, committed to two time charter contracts with duration in to 2020 and 2021. The one contract that expires in 2021 has two optional periods of one year for the charterer at rates above the fixed period.